Deferred and current taxation - Credited to other comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Deferred tax applicable to items charged or credited to other comprehensive income
Derivative financial instruments	€ (91.2)	€ (87.0)	€ 76.6
Total tax charge in other comprehensive income	€ (91.2)	€ (87.0)	€ 76.6